Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

May 27, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Travelers Series Fund Inc.

Securities Act File No. 033-75644

Investment Company Act File No. 811-08372

Ladies and Gentlemen:

On behalf of Travelers Series Fund Inc. (the “Company”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 26 to the Company’s Registration Statement under the 1933 Act and Amendment No. 26 to the Company’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to make certain changes to the prospectus and statement of additional information (the “SAI”) for the Company’s Social Awareness Stock Portfolio (the “Fund Portfolio”) in response to comments received from Harry Eisenstein of the SEC Staff on May 26, 2005. The comments and our responses are as follows:

Prospectus

1.	Comment: The Fund should include the performance of the Social Awareness Stock Portfolio of The Travelers Series Trust (the “Trust Portfolio”) because the Fund Portfolio is the accounting survivor in the reorganization with the Trust Portfolio.

Response: This change has been made. The bar chart and average annual total return for the Trust Portfolio have been added to the Prospectus along with disclosure stating that the return represents performance for the Trust Portfolio. In addition, we have added the financial highlights table for the Trust Portfolio to the Prospectus.

2.	Comment: The risks of investing in fixed income securities should be added to the “Principal risks of investing in the fund” on page 3.

Response: This change has been made.

3.	Comment: The first footnote to the Fee Table on page 4 should state that management fees include both an effective investment advisory fee and an administration fee.

Response: This change has been made.

4.	Comment: The disclosure on “Frequent purchases and sales of fund shares” on pages 8-9 should clarify whether restrictions are universally imposed on shareholders who are believed to be engaged in abusive trading and, if they are not, the disclosure should note that shareholders may be treated differently and explain the consequences. If applicable, the disclosure should state that the fund works with insurance companies to detect and deter abusive trading. The disclosure should also state whether the fund’s investments pose a special risk of arbitrage.

Response: This change has been made. The disclosure has been revised to make clear that the fund relies on the insurance company separate accounts that offer its shares to limit abusive trading, and that these separate accounts may have their own policies that may impose specific restrictions on purchases and sales of shares or engage in different types of surveillance to limit abusive trading, so that some contract holders may be able to engage in market timing while other shareholders are harmed by such activity. The disclosure also refers shareholders to the prospectuses of the insurance company separate accounts for a description of the policies and procedures used to detect and deter market timing.

In addition, the Amendment includes disclosure regarding the Company Board’s consideration of the proposed investment advisory and administration agreements and files as exhibits the opinions of counsel regarding the legality of shares to be issued by the Fund Portfolio and the consent of the Company’s independent registered public accounting firm.

By Edgar correspondence included in this filing the Company requests that this Amendment be declared effective today, together with Pre-Effective Amendment No. 2 to the Form N-14 regarding the proposed reorganization of the Trust Portfolio into the Fund Portfolio, so that the Prospectus/Proxy Statement for the reorganization can be accompanied by an effective prospectus for the Fund Portfolio.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harry Eisenstein, Esq., Division of Investment Management, SEC

Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP

Marc De Oliveira, Esq., Citigroup Asset Management